New Accounting Standards Not Yet in Effect - Summary of Accounting Standards (Detail)	12 Months Ended
Dec. 31, 2024
IFRS 18 - Presentation And Disclosure In Financial Statements
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Line Items]
Effective as of	Jan. 01, 2027